UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brave Warrior Capital, Inc.
Address: 12 East 49th Street
         14th Floor
         New York, NY  10017

13F File Number:  28-01658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryan R. Lawrence
Title:     Principal
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

     /s/ Bryan R. Lawrence     New York, NY     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $964,818 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCH CAP GROUP LTD             ORD              G0450A105    33195   435340 SH       SOLE                   435340        0        0
BANK OF AMERICA CORPORATION    COM              060505104      259    14532 SH       SOLE                    14532        0        0
COMCAST CORP NEW               CL A             20030N101      293    15547 SH       SOLE                    15547        0        0
COMCAST CORP NEW               CL A SPL         20030N200   145868  8117305 SH       SOLE                  8117305        0        0
CROSSTEX ENERGY INC            COM              22765Y104     8921  1025447 SH       SOLE                  1025447        0        0
CROSSTEX ENERGY L P            COM              22765U102    17036  1584764 SH       SOLE                  1584764        0        0
DELL INC                       COM              24702R101    57266  3812625 SH       SOLE                  3812625        0        0
FEDERAL HOME LN MTG CORP       COM              313400301       91    71965 SH       SOLE                    71965        0        0
GOOGLE INC                     CL A             38259P508    76199   134361 SH       SOLE                   134361        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   117487  1551801 SH       SOLE                  1551801        0        0
LOCKHEED MARTIN CORP           COM              539830109   131922  1585219 SH       SOLE                  1585219        0        0
PRECISION CASTPARTS CORP       COM              740189105    33457   264041 SH       SOLE                   264041        0        0
RENAISSANCERE HOLDINGS LTD     COM              G7496G103    25633   451598 SH       SOLE                   451598        0        0
RYANAIR HLDGS PLC              SPONSORED ADR    783513104   128097  4714663 SH       SOLE                  4714663        0        0
TIDEWATER INC                  COM              886423102      928    19625 SH       SOLE                    19625        0        0
US BANCORP DEL                 COM NEW          902973304   133921  5174710 SH       SOLE                  5174710        0        0
VARIAN MED SYS INC             COM              92220P105    54245   980391 SH       SOLE                   980391        0        0